Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net (Loss) Income Per Share - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Class A
Numerator:
Allocation of net income	$ (223,807)	$ 1,295,681	$ (1,047,849)	$ 2,246,575	$ 3,586,446	$ 836,823
Denominator:
Weighted-average shares outstanding	14,349,106	25,845,423	15,603,598	25,845,423	25,873,722	25,732,064
Basic and diluted net income per share of common stock	$ (0.02)	$ 0.05	$ (0.07)	$ 0.09	$ 0.14	$ 0.03
Class B
Numerator:
Allocation of net income		$ 431,894		$ 748,859	$ 857,188	$ 278,941
Denominator:
Weighted-average shares outstanding		8,615,141		8,615,141	6,184,019	8,577,355
Basic and diluted net income per share of common stock		$ 0.05		$ 0.09	$ 0.14	$ 0.03